Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Pemex Exploration and Extraction) (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	$ 13,622,694	$ (34,573,356)	$ (699,170)	$ (40,193,684)
Logistics as a part of Other Operating Subsidiary Companies
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net			(4,402,726)	0
Industrial Processes
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net			497,902	0
Energy Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net			3,205,654	0
Exploration and Extraction
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net			0	(37,993,336)
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net			$ 0	$ (2,200,348)